TAXES PAYABLE (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
TAXES PAYABLE
Income taxes payable	$ 515,494	$ 465,291
VAT payable	0	458
Other	1,541	1,129
Total taxes payable	$ 517,035	$ 466,878